Note 5 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Successor	Successor
	March 31, 2017	December 31, 2016

Medical equipment	$402,234	$405,096
Office equipment	48,888	48,888
Software	257,619	257,619
Manufacturing equipment	34,899	34,899
Leasehold improvements	19,215	19,215
	762,855	765,717
Less accumulated depreciation and amortization	(374,476)	(279,601)
	$388,379	$486,116

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Medical equipment	$405,096	$1,195,467
Office equipment	48,888	142,827
Software	257,619	523,571
Manufacturing equipment	34,899	307,851
Leasehold improvements	19,215	32,130
	765,717	2,201,846
Less accumulated depreciation and amortization	(279,601)	(1,086,632)
	$486,116	$1,115,214